Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 11,000,665
Ending balance	10,476,853	₩ 11,000,665
Beginning balance	16,128,644
Ending balance	14,597,106	16,128,644
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	632,324
Ending balance	809,919	632,324
Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Disposal		(9,734)
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	495,141
Purchases	374,259
Reclassification	208
Disposal	(451,663)	(485,419)
Amount recognized in profit or loss	14,564
Ending balance	432,509	495,141
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	17,788	(10,183)
Amount recognized in profit or loss		14,462
Amount recognized in other comprehensive income		13,509
Ending balance		17,788
Beginning balance	(17,788)
Amount recognized in profit or loss	29,345
Amount recognized in other comprehensive income	(7,363)
Ending balance	4,194	(17,788)
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		7,758
Amount recognized in profit or loss	(161)	1,976
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	495,141	163,600
Purchases		584,671
Reclassification		225,873
Amount recognized in profit or loss		6,416
Ending balance		495,141
Purchases	2,798
Ending balance	2,637
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	42,054	311,536
Purchases	13,142	6,081
Reclassification		(444,782)
Disposal	(571)	(941)
Amount recognized in profit or loss	(428)
Amount recognized in other comprehensive income	(3,408)	170,160
Ending balance	₩ 50,789	₩ 42,054